Risk management - Liquidity and Funding Risks, On and Off Balance Sheet Encumbrances (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) component	Dec. 31, 2018 EUR (€)		Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Encumbered assets and collateral received and matching liabilities
Total assets	€ 1,522,695,000,000	€ 1,459,271,000,000	[1]	€ 1,443,069,000,000	€ 1,444,305,000,000
Liquidity risk
Encumbered assets and collateral received and matching liabilities
Percent of total assets encumbered	24.10%	24.80%
Total assets encumbered	€ 1,655,600
With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Matching liabilities, contingent liabilities or securities lent	302,500,000,000
Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered	€ 398,600,000,000
Number of categories of encumbered assets | component	2
On-balance-sheet assets | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	€ 321,500,000,000
Percent of total assets encumbered	67.00%
On-balance-sheet assets | With property collateral | Unmatured | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	€ 32,000,000,000
On-balance-sheet assets | With property collateral | 1 month | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	43,000,000,000
On-balance-sheet assets | With property collateral | 1 to 3 months | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	8,000,000,000
On-balance-sheet assets | With property collateral | 3 to 12 months | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	80,000,000,000
On-balance-sheet assets | With property collateral | 1 to 2 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	65,000,000,000
On-balance-sheet assets | With property collateral | 2 to 3 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	29,000,000,000
On-balance-sheet assets | With property collateral | 3 to 5 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	24,000,000,000
On-balance-sheet assets | With property collateral | 5 to 10 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	20,000,000,000
On-balance-sheet assets | With property collateral | More than 10 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	20,000,000,000
On-balance-sheet assets | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of asset	1,201,200,000,000
On-balance-sheet assets | Loans commitment granted | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	215,900,000,000
On-balance-sheet assets | Loans commitment granted | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of asset	906,200,000,000
On-balance-sheet assets | Equity instruments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	6,500,000,000
Fair value of asset	6,500,000,000
On-balance-sheet assets | Equity instruments | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	12,100,000,000
Fair value of asset	12,100,000,000
On-balance-sheet assets | Debt instruments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	64,700,000,000
Fair value of asset	64,800,000,000
On-balance-sheet assets | Debt instruments | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	119,600,000,000
Fair value of asset	119,900,000,000
On-balance-sheet assets | Other assets Member | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Total assets	34,400,000,000
On-balance-sheet assets | Other assets Member | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of asset	163,000,000,000
Off-balance-sheet assets | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	77,000,000,000
Fair value of collateral received or own debt securities issued available for encumbrance	55,800,000,000
Off-balance-sheet assets | With property collateral | Unmatured | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	27,000,000,000
Off-balance-sheet assets | With property collateral | 1 month | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	24,000,000,000
Off-balance-sheet assets | With property collateral | 1 to 3 months | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	4,000,000,000
Off-balance-sheet assets | With property collateral | 3 to 12 months | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	20,000,000,000
Off-balance-sheet assets | With property collateral | 1 to 2 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1,000,000,000
Off-balance-sheet assets | With property collateral | 2 to 3 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	0
Off-balance-sheet assets | With property collateral | 3 to 5 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1,000,000,000
Off-balance-sheet assets | With property collateral | 5 to 10 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	0
Off-balance-sheet assets | With property collateral | More than 10 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	0
Off-balance-sheet assets | Loans and advances | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	800,000,000
Fair value of collateral received or own debt securities issued available for encumbrance	0
Off-balance-sheet assets | Equity instruments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	5,600,000,000
Fair value of collateral received or own debt securities issued available for encumbrance	8,200,000,000
Off-balance-sheet assets | Debt instruments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	70,600,000,000
Fair value of collateral received or own debt securities issued available for encumbrance	47,600,000,000
Off-balance-sheet assets | Other collateral received | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	0
Fair value of collateral received or own debt securities issued available for encumbrance	0
Off-balance-sheet assets | Own debt securities issued other than own covered bonds or ABSs | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	0
Fair value of collateral received or own debt securities issued available for encumbrance	€ 1,200,000,000

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).